Business combinations and acquisition of non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations and acquisition of non-controlling interests
Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2020				2019
	WPensar	Studos	Geekie	EI	EEM	Nave	Positivo
Assets
Cash and cash and equivalents	378	191	7,796	14,492	219	1,565	37,635
Trade receivables	75	126	1,120	11,129	126	896	72,780
Inventories	—	—	8,333	4,419	—	897	13,664
Recoverable taxes	108	—	524	—	12	7	99
Deferred taxes	—	—	15,098	—	—	—	7,518
Advance to employees	—	—	—	11,484	—	—	—
Other assets	1	—	710	697	14	284	1,526
Property and equipment	172	39	2,592	843	80	292	4,760
Right-of-use assets	—	—	292	2,418	—	—	5,241
Intangible assets	6,192	5,996	36,328	238,825	5,866	19,009	773,134
	6,926	6,352	72,793	284,307	6,317	22,950	916,357

Liabilities
Trade payables	47	18	823	1,709	48	271	12,463
Labor and social obligations	385	79	21,584	3,097	240	1,444	29,607
Taxes and contributions payable	152	56	677	—	109	50	2,937
Income taxes payable	8	—	—	—	—	2	22,643
Leases	—	—	292	2,418	—	—	5,374
Loans and financing	—	—	8,836	—	548	—	—
Loans with related parties	1,285	—	10,885	—	—	—	—
Provision for legal proceedings	—	—	—	599	—	—	—
Advances from customers	100	27	269	—	—	—	—
Other liabilities	35	10	—	166	156	546	—
	2,012	190	43,366	7,989	1,101	2,313	73,024
Total identifiable net assets at fair value	4,914	6,162	29,427	276,318	5,216	20,637	843,333

Goodwill arising on acquisition	18,994	13,371	162,552	282,667	13,069	37,557	830,028
Purchase consideration transferred	23,908	19,533	191,979	558,985	18,285	58,194	1,673,361
Cash paid	14,345	8,298	4,500	200,000	16,355	21,098	800,851
Capital contribution	—	—	4,000	—	—	—	—
Forward contract of non-controlling interest at acquisition	—	—	115,222	354,365	—	29,728	—
Retained payments	3,586	11,235	—	—	1,930	—	872,510
Price adjustment	—	—	—	4,620	—	—	—
Fair value of previously held interest in a step acquisition	5,977	—	68,257	—	—	7,368	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(115)	(275)	(762)	(6,510)	(649)	(467)	(27,389)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(13,967)	(8,107)	3,296	(185,508)	(16,136)	(19,533)	(763,216)

Summary of revenue and profit contribution

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	2020				2019
	WPensar	Studos	Geekie	EI	EEM	Nave	Positivo

Total net revenue	1,126	282	18,497	14,779	2,395	7,147	80,100
Profit (loss) before income taxes	(89)	(249)	(11,035)	10,429	(2,918)	3,379	25,641

Summary of total revenue and income and net income on proforma basis

Total revenue and income and net income for the Company are presented below on a pro-forma basis assuming the acquisitions had occurred at the beginning of the year of each acquisition:

	2020	2019

Pro-forma total net revenue	1,078,831	893,497
Pro-forma profit (loss) before income taxes	32,208	75,498

WPensar S.A.
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.

Studos Software Ltda.
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

Geekie
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

Escola da Inteligencia Cursos Educacionais Ltda.
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Educational system	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Nave a Vela Ltda. ("Nave")
Business combinations and acquisition of non-controlling interests
Summary of Consideration Transferred

The breakdown purchase consideration is as follows:

At acquisition
date
Cash paid	21,098
Fair value of previously held investment	7,368
Fair value of forward contract	29,728
Consideration transferred	58,194

Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.

Sistema Positivo de Ensino ("Positivo")
Business combinations and acquisition of non-controlling interests
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer relationship

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Educational platform	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.